Convertible Redeemable Preferred Stock (Details) (USD $)	9 Months Ended		12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2011 Series A Preferred Stock [Member]	Sep. 30, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]
Convertible Redeemable Preferred Stock (Textual)
Convertible preferred stock, shares issued					9,375,000
Convertible preferred stock, value					$ 30,000,000
Series A convertible redeemable preferred stock, par value	$ 0.001		$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, dividend rate					5.00%
Convertible preferred stock, conversion price					$ 3.20
Convertible preferred conversion feature	Upon the consummation of a qualified public offering (as defined in the Purchase Agreement) in which the sale price of the Preferred Shares exceeds the product of 2.0 multiplied by the initial conversion price (as adjusted from time to time as provided in the Purchase Agreement), without the payment of additional consideration thereof, all the Preferred Shares shall be automatically converted into Conversion Shares at the then applicable Conversion Rate.		Upon the consummation of a qualified public offering (as defined in the Purchase Agreement) in which the sale price of the Preferred Shares exceeds the product of 2.0 multiplied by the initial conversion price (as adjusted from time to time as provided in the Purchase Agreement), without the payment of additional consideration thereof, all the Preferred Shares shall be automatically converted into Conversion Shares at the then applicable Conversion Rate.
Convertible preferred stock redemption price	Equal to an amount necessary to provide an annual return of fifteen percent (15%) compounded annually on the stated value of the Preferred Shares.		Equal to an amount necessary to provide an annual return of fifteen percent (15%) compounded annually on the stated value of the Preferred Shares.
Convertible preferred stock conversion price adjustment minimum threshold amount			31,200,000
Initial fair value of the Preferred Shares		29,495,866	29,495,866			29,495,866	29,495,866
Transaction price						30,000,000	30,000,000
Convertible preferred stock issuance costs						504,134	504,134
Convertible preferred stock, redemption date						Feb. 28, 2014	Feb. 28, 2014
Convertible redeemable preferred stock, value	35,668,186		33,385,903			35,668,186	33,385,903
Accretion of preferred stock to redemption	(3,782,283)		(2,640,037)			3,782,283	3,890,037
Preferred dividend paid	$ 1,500,000					$ 1,500,000